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[SENTRY LIFE INSURANCE COMPANY LOGO]                             VOLUME 1 OF 2

                                  THE PATRIOT

                           SENTRY VARIABLE ACCOUNT II

                                 ANNUAL REPORT

             A FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY FUNDED BY
                   NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

                               DECEMBER 31, 1999

Dear Contract Owner:                                          February 15, 2000

I am pleased to announce that as of January 7, 2000 the Variable Account invests in shares of T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Equity Series, Inc., and Janus Aspen Institutional Series. The Variable Account no longer invests in Neuberger Berman Advisers Management Trust, Inc.

The investment managers for these new portfolios are: T. Rowe Price and Associates, Inc. and Janus Capital Corporation.

On January 7, 2000 each Sentry Life variable contract owner was sent a Notice of Substitution of Shares and a new contract prospectus. Please refer to your contract prospectus dated January 7, 2000 for a complete description of the following portfolios:

T. Rowe Price Fixed Income Series, Inc.
    - T. Rowe Price Prime Reserve Portfolio
    - T. Rowe Price Limited-Term Bond Portfolio

T. Rowe Price Equity Series, Inc.
    - T. Rowe Price Personal Strategy Balanced Portfolio

Janus Aspen Institutional Series
    - Janus Aggressive Growth Portfolio

You may make transfers as you wish among the new portfolios without charge. To initiate a transfer, make a written request or call (800) 533-7827 to authorize a telephone transfer.

Thank you for choosing Sentry to help meet your long-term investment needs. We value your business and appreciate your confidence in Sentry to provide this service.

Sincerely,



Dale R. Schuh, President
Sentry Life Insurance Company






The composition and holdings of the Portfolios are subject to change. Shares of the separate Portfolios of Neuberger Berman Advisers Management Trust, T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Equity Series, Inc. and Janus Aspen Institutional Series are sold only through the currently effective prospectus and are not available to the general public. Shares of these portfolios may be purchased only by life insurance companies to be used with their separate accounts which fund variable annuity and variable life insurance policies. This material is authorized for distribution only when preceded or accompanied by a prospectus. The investments for the Portfolios are managed by the same portfolio manager(s) who manage one or more other mutual funds that have similar names, investment objectives and investment styles as the Portfolios. You should be aware that the Portfolios are likely to differ from other mutual funds in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of the Portfolios can be expected to vary from those of the other mutual funds.

                         SENTRY LIFE INSURANCE COMPANY
                           SENTRY VARIABLE ACCOUNT II
                      STATEMENT OF ASSETS AND LIABILITIES
                               December 31, 1999


ASSETS:

Investments at market value:

         Neuberger Berman Advisers Management Trust:

          Liquid Asset Portfolio, 3,355,328
           shares (cost $3,355,328)                                 $ 3,355,328

          Growth Portfolio, 1,635,362
           shares (cost $39,921,147)                                 60,949,957

          Limited Maturity Bond Portfolio, 386,681
           shares (cost $5,288,618)                                   5,119,661

          Balanced Portfolio, 715,410
           shares (cost $11,204,846)                                 14,944,925
                                                                    -----------

           Total investments                                         84,369,871

Dividends receivable                                                     12,930
                                                                    -----------

     Total assets                                                    84,382,801

LIABILITIES:

Accrued expenses                                                          7,434

NET ASSETS                                                          $84,375,367
                                                                    ===========



The accompanying notes are an integral part of these financial statements

SENTRY LIFE INSURANCE COMPANY
SENTRY VARIABLE ACCOUNT II

STATEMENTS OF OPERATIONS
For the Years ended December 31, 1999 and 1998


                                                       SUB-ACCOUNTS INVESTING IN:
                                                       --------------------------
                                                             LIQUID ASSET                     GROWTH
                                                               PORTFOLIO                     PORTFOLIO
                                                       --------------------------     -----------------------

                                                         1999           1998            1999           1998
                                                       -------        --------        --------       --------
Income:
  Dividends                                            $  118,848     $  115,086      $        --    $        --
Expenses:
  Mortality and expense risk                               33,848         30,299          525,689        474,117
                                                       ----------     ----------      -----------    -----------

Net investment income (loss)                               85,000         84,787         (525,689)      (474,117)
                                                       ----------     ----------      -----------    -----------
Realized gains (losses) on investments
  Realized net investment gain                                 --             --        1,260,786        588,794

  Capital gain distributions received                          --             --        2,286,697     10,487,400
                                                       ----------     ----------      -----------    -----------
  Realized gain (loss) on investments and
    capital gain distributions, net                            --             --        3,547,483     11,076,194

Unrealized appreciation (depreciation), net                    --             --       16,987,351    (5,211,880)
                                                       ----------     ----------      -----------    -----------
Net increase in net assets from operations             $   85,000     $   84,787      $20,009,145    $ 5,390,197
                                                       ==========     ==========      ===========    ===========




The accompanying notes are an integral part of these financial statements



             LIMITED MATURITY              BALANCED
              BOND PORTFOLIO               PORTFOLIO                    TOTAL
        ------------------------   -------------------------  --------------------------
            1999         1998          1999          1998          1999            1998
            ----         ----          ----          ----          ----            ----

        $ 319,622    $  397,136   $   185,833   $   230,506   $    624,303  $    742,728


           66,370        74,360       140,065       125,291        765,972       704,067
       ----------    ----------   -----------   -----------   ------------  ------------
          253,252       322,776        45,768       105,215       (141,669)       38,661
       ----------    ----------   -----------   -----------   ------------  ------------


          (86,444)      (46,651)      109,142        28,391      1,283,484       570,534

               --            --       275,308     1,619,027      2,562,005    12,106,427
       ----------    ----------   -----------   -----------   ------------  ------------


          (86,444)      (46,651)      384,450     1,647,418      3,845,489    12,676,961

         (152,501)      (82,604)    3,175,329      (721,893)    20,010,179    (6,016,377)
       ----------    ----------   -----------   -----------   ------------  ------------
       $   14,307    $  193,521   $ 3,605,547   $ 1,030,740   $ 23,713,999  $  6,669,245
       ==========    ==========   ===========   ===========   ============  ============



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SENTRY LIFE INSURANCE COMPANY

SENTRY VARIABLE ACCOUNT II

STATEMENTS OF CHANGES IN NET ASSETS
For the Years ended December 31, 1999 and 1998



                                                    SUB-ACCOUNTS INVESTING IN:
                                                    --------------------------
                                                          LIQUID ASSET                         GROWTH
                                                            PORTFOLIO                         PORTFOLIO
                                                    --------------------------     --------------------------------

                                                         1999          1998            1999               1998
                                                    -----------     ----------     -----------       --------------
Net increase (decrease) in net assets
  from operations:

  Net investment income (loss)                      $     85,000   $     84,787    $    (525,689)    $     (474,117)

  Realized gains (losses)                                     --             --        3,547,483         11,076,194

  Unrealized appreciation (depreciation)                      --             --       16,987,351         (5,211,880)
                                                    ------------   ------------    -------------     --------------

Net increase in net assets from operations                85,000         84,787       20,009,145          5,390,197
                                                    ------------   ------------    -------------     --------------
Contract transactions:
  Purchase payments                                      239,467      1,292,248        3,246,498          3,248,943

  Transfers between subaccounts, net                     955,918         25,234         (236,434)          (126,390)

  Withdrawals                                           (432,315)      (879,099)      (5,280,344)        (4,612,799)

  Contract maintenance fees                               (3,004)        (2,851)         (45,922)           (39,072)

  Surrender charges                                       (1,563)        (2,826)         (36,485)           (13,884)
                                                    ------------   ------------    -------------     --------------
Net increase (decrease) in net assets
  derived from principal transactions                    758,503        432,706       (2,352,687)        (1,543,202)
                                                    ------------   ------------    -------------     --------------

Total increase (decrease) in net assets                  843,503        517,493       17,656,458          3,846,995

Net assets at beginning of year                        2,523,709      2,006,216       43,288,702         39,441,707
                                                    ------------   ------------    -------------     --------------

Net assets at end of year                           $  3,367,212   $  2,523,709    $  60,945,160     $   43,288,702
                                                    ============   ============    =============     ==============





The accompanying notes are an integral part of these financial statements


       LIMITED MATURITY                  BALANCED
        BOND PORTFOLIO                   PORTFOLIO                            TOTAL
-----------------------------   ----------------------------    ------------------------------
    1999            1998            1999            1998             1999             1998
------------    ------------    ------------    ------------    --------------    ------------

$    253,252    $    322,776    $     45,768    $    105,215    $     (141,669)   $     38,661
     (86,444)        (46,651)        384,450       1,647,418         3,845,489      12,676,961
    (152,501)        (82,604)      3,175,329        (721,893)       20,010,179      (6,016,377)
    --------       ---------       ---------      ----------     -------------      ----------
      14,307         193,521       3,605,547       1,030,740        23,713,999       6,699,245
    --------       ---------       ---------      ----------     -------------      ----------

     163,195         156,457       1,731,851       1,758,511         5,381,011       6,456,159
    (281,647)        105,524        (437,837)         (4,368)               --              --
    (752,459)       (750,978)     (1,225,883)     (1,315,396)       (7,691,001)     (7,558,272)
      (5,588)         (6,327)        (11,305)         (9,679)          (65,819)        (57,929)
      (4,015)           (795)        (15,185)         (7,543)          (57,248)        (25,048)
    --------       ---------       ---------      ----------     -------------      ----------
    (880,514)       (496,119)         41,641         421,525        (2,433,057)     (1,185,090)
    --------       ---------       ---------      ----------     -------------      ----------
    (866,207)       (302,598)      3,647,188       1,452,265        21,280,942       5,514,155
   5,985,476       6,288,074      11,296,538       9,844,273        63,094,425      57,580,270
------------    ------------    ------------    ------------    --------------    ------------
$  5,119,269    $  5,985,476    $ 14,943,726    $ 11,296,538    $   84,375,367    $ 63,094,425
============    ============    ============    ============    ==============    ============


NOTES TO FINANCIAL STATEMENTS
December 31, 1999 and 1998

1.   ORGANIZATION AND CONTRACTS

     The Sentry Variable Account II (the Variable Account) is a segregated investment account of the Sentry Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940. The Variable Account was established by the Company on August 2, 1983 and commenced operations on May 3, 1984. Accordingly, it is an accounting entity wherein all segregated account transactions are reflected. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

     The assets of the Variable Account are invested in one or more of the portfolios of Neuberger Berman Advisers Management Trust (the Trust) at the portfolio's net asset value in accordance with the selection made by the contract owners.

     A copy of the Neuberger Berman Advisers Management Trust Annual Report is included in the Variable Account's Annual Report.

2.   SIGNIFICANT ACCOUNTING POLICIES

     VALUATION OF INVESTMENTS

     Investments in the Trust are valued at the reported net asset values of the portfolios, which value their investment securities at fair value.

     SECURITIES TRANSACTIONS AND INVESTMENT INCOME

     Securities transactions are recorded on the trade date (the date the order to buy and sell is executed). Dividend income is recorded on the ex-dividend date. The cost of investments sold and the corresponding investment gains and losses are determined on a specific identification basis.

     FEDERAL INCOME TAXES

     The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code. The operations of the Variable Account are part of the total operations of the Company and are not taxed as a separate entity.

     Under Federal income tax law, net investment income and net realized investment gains of the Variable Account which are applied to increase net assets are not taxed.

December 31, 1999 and 1998


3.   EXPENSES

     A mortality and expense risk premium is deducted by the Company from the Variable Account on a daily basis which is equal, on an annual basis, to 1.20% (.80% mortality and .40% expense risk) of the daily net asset value of the Variable Account. This mortality and expense risk premium compensates the Company for assuming these risks under the variable annuity contract. The liability for accrued mortality and expense risk premium amounted to $7,434 at December 31, 1999.

     The Company deducts, on the contract anniversary date, an annual contract maintenance charge of $30, per contract holder, from the contract value by canceling accumulation units. If the contract is surrendered for its full surrender value, on other than the contract anniversary, the contract maintenance charge will be deducted at the time of such surrender. This charge reimburses the Company for administrative expenses relating to maintenance of the contract.

     There are no deductions made from purchase payments for sales charges at the time of purchase. However, a contingent deferred sales charge may be deducted in the event of a surrender to reimburse the Company for expenses incurred which are related to contract sales. Contingent deferred sales charges apply to each purchase payment and are graded from 6% during the first contract year to 0% in the seventh contract year.

     Any premium tax payable to a governmental entity as a result of the existence of the contracts or the Variable Account will be charged against the contract value. Premium taxes up to 4% are currently imposed by certain states. Some states assess their premium taxes at the time purchase payments are made; others assess their premium taxes at the time of annuitization. In the event contracts would be issued in states assessing their premium taxes at the time purchase payments are made, the Company currently intends to advance such premium taxes and deduct the premium taxes from a contract owner's contract value at the time of annuitization or surrender.

December 31, 1999 and 1998


4.   NET ASSETS
     At December 31, 1999 ownership of the Variable Account was represented by the following accumulation units and accumulation unit values:



                                              ACCUMULATION    ACCUMULATION
                                                 UNITS         UNIT VALUE       VALUE
                                              ------------   -------------  ------------
         Liquid Asset Portfolio                 182,027         $18.50      $  3,367,212
         Growth Portfolio                       710,496          85.78        60,945,160
         Limited Maturity Bond Portfolio        203,835          25.11         5,119,269
         Balanced Portfolio                     500,706          29.85        14,943,726
                                                                            ------------
                  Total net assets                                          $ 84,375,367
                                                                            ============




     At December 31, 1999 there were no significant concentrations of ownership.

     At December 31, 1998 ownership of the Variable Account was represented by the following accumulation units and accumulation unit values:



                                              ACCUMULATION   ACCUMULATION
                                                 UNITS        UNIT VALUE        VALUE
                                              ------------   ------------   ------------
         Liquid Asset Portfolio                 140,566   $      17.95         2,523,709
         Growth Portfolio                       750,025          57.72        43,288,702
         Limited Maturity Bond Portfolio        238,960          25.05         5,985,476
         Balanced Portfolio                     499,567          22.61        11,296,538
                                                                            ------------
                  Total net assets                                          $ 63,094,425
                                                                            ============

December 31, 1999 and 1998


5.   PURCHASES AND SALES OF SECURITIES

     In 1999, purchases and proceeds on sales of the Trust's shares aggregated $13,619,689 and $13,634,200, respectively, and were as follows:


                              LIQUID ASSET        GROWTH      LIMITED MATURITY       BALANCED
                               PORTFOLIO         PORTFOLIO      BOND PORTFOLIO       PORTFOLIO          TOTAL
                               ----------       -----------     --------------      ----------       -----------
     Purchases                 $2,649,719       $ 7,685,380       $  678,316        $2,606,274       $13,619,689
     Proceeds on sales         $1,809,121         8,275,374        1,306,207         2,243,498        13,634,200


     In 1998, purchases and proceeds on sales of the Trust's shares aggregated $24,882,854 and $13,922,844, respectively, and were as follows:



                             LIQUID ASSET         GROWTH     LIMITED MATURITY       BALANCED
                               PORTFOLIO         PORTFOLIO     BOND PORTFOLIO       PORTFOLIO          TOTAL
                              ----------       -----------     --------------      ----------       -----------
     Purchases                $3,392,077       $15,934,442       $  968,445        $4,587,890       $24,882,854
     Proceeds on sales         2,876,339         7,463,244        1,141,430         2,441,831        13,922,844


6.   SUBSEQUENT EVENT

     On January 7, 2000, the Variable Account transferred assets from Neuberger Berman Advisers Management Trust to T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Equity Series, Inc., and Janus Aspen Institutional Series. The transfer had no effect on the Variable Account Portfolios' unit value or number of units.

                       REPORT OF INDEPENDENT ACCOUNTANTS

THE BOARD OF DIRECTORS
SENTRY LIFE INSURANCE COMPANY
   AND
THE CONTRACT OWNERS OF
SENTRY VARIABLE ACCOUNT II:

In our opinion, the accompanying combined statement of assets and liabilities and the related statements of operations and changes in net assets present fairly, in all material respects, the financial position of the Sentry Variable Account II, and the Liquid Asset Portfolio, Growth Portfolio, Limited Maturity Bond Portfolio and Balanced Portfolio thereof, at December 31, 1999, and the results of each of their operations and changes in each of their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of Sentry Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1999, by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.




PRICEWATERHOUSECOOPERS L.L.P.

Chicago, Illinois
February 10, 2000

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[SENTRY LIFE INSURANCE COMPANY LOGO]
1800 North Point Drive
Stevens Point, WI  54481